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09/30/2001

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	November 1, 2001

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ADC TELECOM          COM       000886101    61     17489      SH        SOLE
ABBOTT LABS	     COM       021441100   247      4777      SH        SOLE
ALBERTSONS           COM       013104104   232      7280      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   380      4874      SH        SOLE
AMERICA ONLINE	     COM       02364J104   258      7820      SH        SOLE
BANK OF NEW YORK     COM       064057102   207      5928      SH        SOLE
BOEING CORP.         COM       097023105   213      6374      SH        SOLE
BRISTOL MYERS SQUIBB COM       110122108   345      6227      SH        SOLE
CHEVRON              COM       166751107   234      2764      SH        SOLE
CISCO SYSTEMS        COM       17275R102   180     14781      SH        SOLE
CITIGROUP	     COM       172967101   305      7552      SH        SOLE
COCA COLA            COM       191216100   282      6033      SH        SOLE
DELL COMPUTER	     COM       247025109   263     14245      SH        SOLE
EMC CORP             COM       268648102   155     13264      SH        SOLE
FANNIE MAE	     COM       313586109   326      4081      SH        SOLE
GENERAL ELECTRIC     COM       369604103   364      9811      SH        SOLE
GENERAL MOTORS	     COM       370442105   266      6205      SH        SOLE
HOME DEPOT           COM       437076102   238      6218      SH        SOLE
INTL. BUS MACHINES   COM       459200101   295      3221      SH        SOLE
INTEL CORP.	     COM       458140100   200      9802      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   272      4915      SH        SOLE
LUCENT TECH          COM       549463107   118     20667      SH        SOLE
MEDTRONIC            COM       585055106   213      4915      SH        SOLE
MERCK & CO.	     COM       589331107   340      5118      SH        SOLE
MICROSOFT CORP.	     COM       594918104   351      6870      SH        SOLE
NORTEL NETWORKS      COM       656568102    57     10323      SH        SOLE
ORACLE               COM       68389X105   200     15969      SH        SOLE
PFIZER CORP.	     COM       717081103   457     11400      SH        SOLE
QUALCOMM             COM       747525103   225      4753      SH        SOLE
ROYAL DUTCH          COM       780257804   233      4643      SH        SOLE
SBC COMM             COM       78387G103   216      4600      SH        SOLE
SOUTHERN             COM       842587107   255     10636      SH        SOLE
SUN MICROSYSTEMS     COM       866810104   122     14782      SH        SOLE
VERIZON              COM       92343V104   401      7412      SH        SOLE
WALMART		     COM       931142103   404      8175      SH        SOLE
EXXON CORP.          COM       302290101   412     10470      SH        SOLE